GMACM Home Equity Loan Trust 2007-HE1
            GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE1

Cut-Off Period Date                                                    05/31/07
Determination Date                                                     06/18/07
Record Date - Class A-1                                                06/22/07
Record Date - Class A-2, Class A-3, Class A-4, Class A-5               05/31/07
Payment Date                                                           06/25/07
Actual Days in Accrual Period (30/360)                                       31
Accrual Period (30/360)                                                      30

Servicing Certificate
Beginning Pool Balance                                         1,155,276,103.26
Beginning PFA                                                              0.00
Ending Pool Balance                                            1,130,940,986.99
Ending PFA Balance                                                            -
Principal Collections                                             24,335,116.27
Principal Draws                                                               -
Net Principal Collections                                         24,335,116.27

Active Loan Count                                                        21,350

Net Interest Collections                                           7,522,667.21

Weighted Average Net Loan Rate                                         8.21632%
Weighted Average Net WAC Rate                                          8.06702%
Substitution Adjustment Amount                                             0.00

Excess Spread                                                      1,922,414.51

                                                              Beginning              Ending
Term Notes                                                     Balance              Balance         Factor      Principal
Class A-1                                                        641,545,456.82   615,234,634.18    0.9080954  26,310,822.64
Class A-2                                                        136,300,000.00   136,300,000.00    1.0000000           0.00
Class A-3                                                        129,600,000.00   129,600,000.00    1.0000000           0.00
Class A-4                                                        123,871,000.00   123,871,000.00    1.0000000           0.00
Class A-5                                                        118,600,000.00   118,600,000.00    1.0000000           0.00
Certificates                                                               -                -                -             -



CONTINUED...

Term Notes                                                                    Interest          Percentage
Class A-1                                                        Interest    Shortfalls   Interest      Coupon
Class A-2                                                       3,016,332.89        0.00      54.76%       5.4600%
Class A-3                                                         638,451.92        0.00      12.13%       5.6210%
Class A-4                                                         623,484.00        0.00      11.53%       5.7730%
Class A-5                                                         614,400.16        0.00      11.02%       5.9520%
Certificates                                                      563,844.17        0.00      10.56%       5.7050%
                                                                        0.00           -          -             -


Beginning Overcollateralization Amount                             5,359,646.44
Overcollateralization Amount Increase (Decrease)                   1,975,706.37
Outstanding Overcollateralization Amount                           7,335,352.81
Target Overcollateralization Amount                               22,531,552.22

Credit Enhancement Draw Amount                                             0.00
Unreimbursed Credit Enhancer Prior Draws                                   0.00


                                                                                     Number        Percent            Foreclosure
                                                                        Balance     of Loans      of Balance      Units      Dollars
Delinquent Loans (30 Days)*                                        3,440,614.33        61           0.30%           0              -
Delinquent Loans (60 Days)*                                        1,093,512.04        19           0.10%           0              -
Delinquent Loans (90 Days)*                                          879,651.81        11           0.08%           0              -
Delinquent Loans (120 Days)*                                         100,000.00        1            0.01%           0              -
Delinquent Loans (150 Days)*                                                  -        0            0.00%           0              -
Delinquent Loans (180+ Days)*                                                 -        0            0.00%           0              -
REO                                                                           -        0            0.00%
Foreclosures                                                                  -        0            0.00%
Bankruptcies                                                         126,391.48        4            0.01%




(CONTINUED...)                                                               Bankruptcy             REO
                                                                          Units      Dollars       Units       Dollars
Delinquent Loans (30 Days)*                                                 1        28,458.11       0                  -
Delinquent Loans (60 Days)*                                                 0                -       0                  -
Delinquent Loans (90 Days)*                                                 1        39,900.00       0                  -
Delinquent Loans (120 Days)*                                                0                -       0                  -
Delinquent Loans (150 Days)*                                                0                -       0                  -
Delinquent Loans (180+ Days)*                                               0                -       0                  -
REO
Foreclosures
Bankruptcies

*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                                                   Percent of
                                                        Liquidation To-Date      Cut-Off Date Principal Balance
Beginning Cumulative Loss Amount                                           0.00
Current Month Loss Amount                                                  0.00
Current Month Recoveries                                                   0.00
                                                       -------------------------
                                                       -------------------------
Ending Cumulative Loss Amount                                              0.00         0.00000%

Liquidation Loss Amount Distributed to Noteholders                         0.00

                                                        Net Recoveries to Date
Beginning Cumulative Net Principal Recovery Amount                         0.00
Current Month Net Principal Recovery Amount                                0.00
                                                       -------------------------
                                                       -------------------------
Ending Cumulative Net Principal Recovery Amount                            0.00

                                                            Special Hazard           Fraud               Bankruptcy
Beginning Amount                                                           0.00             0.00         0.00
Current Month Loss Amount                                                  0.00             0.00         0.00
Ending Amount                                                                 -                -            -

Extraordinary Event Losses                                                 0.00
Excess Loss Amounts                                                        0.00

Current Month Repurchases Units                                               0
Current Month Repurchases ($)                                              0.00
Loans repurchased pursuant to Section 3.15 (a) of the Servicing Agreement

Interest Shortfall - Related to Relief Act Shortfall                       0.00


Capitalized Interest Account
Beginning Balance                                                     45,996.64
Withdraw relating to Collection Period                                45,996.64
Interest Earned (Zero, Paid to Funding Account)                            0.00
                                                       -------------------------
                                                       -------------------------
Ending Capitalized Interest Account Balance as of Payment Date             0.00
Interest earned for Collection Period                                  4,233.53
Interest withdrawn related to prior Collection Period                 10,755.87

Prefunding Account
Beginning Balance                                                          0.00
Additional Purchases during Revolving Period                               0.00
Balance in Pre-Funding Account due to Noteholders                          0.00
Excess of Draws over Principal Collections                                 0.00
                                                       -------------------------
                                                       -------------------------
Total Ending Balance as of Payment Date                                    0.00
Interest earned for Collection Period                                  3,061.69
Interest withdrawn related to prior Collection Period                947,922.63

Cash Flows Received
Principal Collections                                             24,335,116.27
Interest Collections                                               8,004,032.25
Servicer Advances                                                          0.00
Pre-Funding Account remaining balance withdrawn                            0.00
Capital Interest Account withdrawal                                   45,996.64
Reinvestment Income                                                    7,295.22
Substitution Adjustment Amount                                             0.00
Recovery Amounts                                                           0.00
                                                       -------------------------
                                                       -------------------------
Total Cash Flows Received                                         32,392,440.38

Cash Flows Distributed
Principal Distribution                                            26,310,822.64
Interest Distribution                                              5,456,513.14
Residual Amount - Certificates                                             0.00
Servicer Advances - Reimbursement                                          0.00
GMACM Service Fee                                                    481,365.04
GMACM Recovery Fee                                                         0.00
Credit Enhancer Fee - MBIA                                           143,739.56
                                                       -------------------------
                                                       -------------------------
Total Cash Flows Distributed                                      32,392,440.38

Net Cash Flows Remaining                                                   0.00

Yield Maintenance

Yield Maintenance Event - Class A-1                               NO
Hedge Payment Class A-1                                          0.00
Hedge Shortfall Amount - Class A-1                               0.00

Trigger Analysis

Rolling 3 Month Delinquency Percentage                          0.11%
Rolling 3 Month Delinquency Required Percentage                 3.75%

Aggregate Liquidation Percentage                                0.00%
Aggregate Liquidation Required Percentage                       1.50%

Servicing Termination Event                                       No

Rolling 3 Month Delinquency Percentage                          0.11%
Rolling 3 Month Delinquency Required Percentage                 3.25%

Aggregate Liquidation Percentage                                0.00%
Aggregate Liquidation Required Percentage                       1.00%

Servicing Trigger Event                                           No

Rolling Six-Month Annualized Liquidation Loss Percentage        0.00%
Maximum Loss Amount                                             1.50%

Servicing Default                                                 No

Step Down Date                                                    No

Step Up Date - Class A-4                                          No
Step Up Date - Class A-5                                          No